Trade Payables and Other - Detailed information of contract liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	€ 21	€ 32
Current	48	49
Deferred Tooling Revenue [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	12	14
Advance Payment From Customers [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Non-current	9	18
Current	9	9
Prepayment From Customer [member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Current	2	1
Unrecognized Variable Consideration [Member]
Disclosure of disaggregation of contract liabilities with customers [line items]
Current	€ 37	€ 39